Formation Transactions and Initial Public Offering - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended			1 Months Ended
	Jun. 27, 2014	Apr. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 30, 2013 IPO Administration Cost [Member]	Jun. 30, 2014 IPO Administration Cost [Member]	Apr. 30, 2013 General Partner Unit [Member]	Jun. 30, 2014 General Partner Unit [Member]	Jun. 30, 2014 General Partner Unit [Member] IPO Administration Cost [Member]	Apr. 30, 2013 KNOT Offshore Partners UK LLC [Member]	Jun. 30, 2014 KNOT [Member]	Jun. 30, 2013 KNOT [Member]	Jun. 30, 2014 KNOT [Member]	Jun. 30, 2013 KNOT [Member]	Apr. 30, 2013 KNOT [Member]	Apr. 30, 2013 KNOT [Member] IPO Administration Cost [Member]	Apr. 30, 2013 Partnership [Member]	Apr. 30, 2013 Incentive Distribution Rights [Member]
Securities Financing Transaction [Line Items]
Percentage of contribution to subsidiary												100.00%
Number of subordinated units issued																	8,567,500
Percentage of limited partner interest																			49.00%	100.00%
Increase in cash the partnership distributed in excess per unit		$ 0.43125
Number of general partner units issued to the General Partner									349,694
Percentage of partnership interest held by General Partner	2.00%				2.00%				2.00%	2.00%	2.00%
Percentage of limited liability company		49.00%
Common units sold and issued							8,567,500
Common unit, per share amount							$ 21.00
Gross proceeds upon IPO							$ 179,900,000	$ 179,900,000
Common units sold pursuant to the full exercise of the underwriters'							1,117,500	1,117,500
Net proceeds upon IPO					129,066,000	168,313,000	160,700,000
Cash distribution			9,945,000	5,547,000		21,954,000							10,000	0	20,000	0		21,950,000
Repayment of outstanding debt							118,900,000
One-time entrance tax							3,000,000
Revolving credit facility, outstanding			$ 20,000,000		$ 20,000,000